Summary of Significant Accounting Policies - Narratives (Details) ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment shares	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	May 31, 2021 USD ($)
Advertising Expense	¥ 570,347		¥ 555,260	¥ 277,035
Labor and Related Expense	¥ 115,951		46,910	68,389
Maximum Percentage Surplus Fund Appropriation Not Required	50.00%	50.00%
Net Profit Appropriation to Statutory Surplus Fund Threshold Percentage	10.00%	10.00%
Appropriation From Profit and Loss, Statutory Reserves	¥ 9,769			10,562
Net loss attributable to mezzanine equity holders	29,265		930	¥ 0
Shares repurchase, Authorized amount | $						$ 70,000
Value of shares repurchased	¥ 217,712
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Lease, Practical Expedients, Package [true false]	true	true
Operating lease right-of-use assets	¥ 95,609		120,140		$ 15,003
Lease liabilities for operating leases	¥ 105,885		¥ 132,512
Segment reporting
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Class A Ordinary Shares
Number of shares repurchased | shares	2,643,692	2,643,692
Value of shares repurchased	¥ 217,700	$ 34,000
American Depository Shares
Number of shares repurchased | shares	3,436,800	3,436,800